UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais

Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: August 31, 2016

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

Each a series of Aspiriant Trust

Semi-Annual Report

August 31, 2016
(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Schedules of Investments	2
Summary of Investments	26
Statements of Assets and Liabilities.	28
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	36
Other Information	51
Expense Examples	54

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK – 35.8%
	AUSTRALIA – 0.2%
47,500	Bendigo and Adelaide Bank Ltd.[1]	$391,315
1,818	Newcrest Mining Ltd.*	29,965
35,251	Telstra Corp. Ltd.	139,203
9,661	Wesfarmers Ltd.	307,773
		868,256
	BELGIUM – 0.1%
2,800	Ageas	97,093
10,845	Colruyt S.A.	595,669
		692,762
	BERMUDA – 1.3%
11,359	Arch Capital Group Ltd.*	919,397
14,636	Assured Guaranty Ltd.	406,442
23,122	Endurance Specialty Holdings Ltd.	1,522,584
9,764	Everest Re Group Ltd.	1,888,162
57,000	NWS Holdings Ltd.	101,687
7,321	RenaissanceRe Holdings Ltd.	876,324
23,319	Validus Holdings Ltd.	1,184,372
227,000	Yue Yuen Industrial Holdings Ltd.	964,943
		7,863,911
	BRAZIL – 0.1%
14,698	Banco do Brasil S.A. - ADR	105,091
25,275	Telefonica Brasil S.A. - ADR[1]	377,608
849	Ultrapar Participacoes S.A. - ADR	19,459
		502,158
	CANADA – 1.6%
4,984	Agnico Eagle Mines Ltd.[1]	252,440
16,821	Bank of Montreal	1,115,232
38,824	Bank of Nova Scotia	2,066,213
27,793	BCE, Inc.	1,297,933
20,296	Canadian Imperial Bank of Commerce	1,609,067
6,521	Eldorado Gold Corp.	20,998
23,918	Goldcorp, Inc.	364,510
10,318	Magna International, Inc.	415,815
25,552	Royal Bank of Canada	1,587,290
5,754	Shaw Communications, Inc. - Class B	115,023
1,601	Silver Wheaton Corp.[1]	40,553
13,156	Toronto-Dominion Bank	586,758
		9,471,832
	CAYMAN ISLANDS – 0.1%
80,466	Cheung Kong Property Holdings Ltd	564,103
457	CK Hutchison Holdings Ltd.	5,864
		569,967
	CHILE – 0.4%
11,342	Banco de Chile - ADR	748,799
14,483	Cia Cervecerias Unidas S.A. - ADR	306,316
12,013	Empresa Nacional de Electricidad S.A. - ADR	271,854
82,195	Enersis Americas S.A. - ADR	684,684
42,388	Enersis Chile S.A. - ADR	229,743
		2,241,396
	CHINA – 0.5%
1,156,000	Bank of China Ltd. - Class H	518,689
40,421	China Construction Bank Corp. - ADR	601,464
3,260	China Telecom Corp. Ltd. - ADR	167,955
6,685	Huaneng Power International, Inc. - ADR	161,978
2,471,000	Industrial & Commercial Bank of China Ltd. - Class H	1,571,755
		3,021,841
	COLOMBIA – 0.3%
39,378	Bancolombia S.A. - ADR	1,546,374

	DENMARK – 0.4%
18,513	Coloplast A/S - Class B	1,407,767
18,659	Novo Nordisk A/S - ADR	871,749
5,130	William Demant Holding A/S*	107,344
		2,386,860
	FRANCE – 0.3%
38,996	AXA S.A.	820,759
4,645	Cie Generale des Etablissements Michelin	495,140
542	L'Oreal S.A.	102,628
255	Pernod Ricard S.A.	29,342
13,114	Sanofi - ADR	504,496
		1,952,365
	GERMANY – 0.3%
7,890	Allianz S.E. - ADR	117,087
2,059	Henkel A.G. & Co.	230,713

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY (Continued)
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	$1,257,386
		1,605,186
	GUERNSEY – 0.6%
61,632	Amdocs Ltd.	3,705,316

	HONG KONG – 0.9%
52	AIA Group Ltd.	327
322,000	BOC Hong Kong Holdings Ltd.	1,124,223
25,056	China Mobile Ltd. - ADR[1]	1,521,150
35,743	China Unicom Hong Kong Ltd. - ADR[1]	401,751
92,500	CLP Holdings Ltd.	948,099
42,910	Hang Seng Bank Ltd.	751,520
81,058	MTR Corp. Ltd.	442,612
25,000	Sun Hung Kai Properties Ltd.	351,207
		5,540,889
	INDIA – 0.2%
35,088	Infosys Ltd. - ADR	556,496
66,363	Wipro Ltd. - ADR[1]	684,866
		1,241,362
	INDONESIA – 0.0%
2,814	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	175,284

	IRELAND – 0.4%
2,353	Accenture PLC - Class A	270,595
25,883	Medtronic PLC	2,252,597
		2,523,192
	ISRAEL – 0.6%
14,052	Check Point Software Technologies Ltd.*	1,078,351
2,131	Elbit Systems Ltd.	206,941
12,595	Nice Ltd. - ADR	861,876
3,211	Taro Pharmaceutical Industries Ltd.*[1]	406,513
21,883	Teva Pharmaceutical Industries Ltd. - ADR	1,102,684
		3,656,365
	ITALY – 0.1%
9,624	Luxottica Group S.p.A.	464,563

	JAPAN – 3.2%
73,035	Astellas Pharma, Inc.	1,114,764
1,400	Bandai Namco Holdings, Inc.	38,268
35,900	Bridgestone Corp.	1,234,707
61,767	Canon, Inc.	1,771,211
58,255	Canon, Inc. - ADR[1]	1,667,841
800	FamilyMart UNY Holdings Co., Ltd.	57,344
17,400	FUJIFILM Holdings Corp.	654,768
8,000	Gunma Bank Ltd.	37,803
50,000	Hachijuni Bank Ltd.	264,943
40,875	Honda Motor Co., Ltd. - ADR	1,259,359
15,000	Isuzu Motors Ltd.	173,007
1,400	Itochu Techno-Solutions Corp.	34,213
9,517	Japan Tobacco, Inc.	368,774
3,000	Kao Corp.	155,995
16,866	KDDI Corp.	493,071
9,100	Kyocera Corp.	432,702
1,400	Lawson, Inc.	98,276
2,500	Makita Corp.	179,647
37,000	Mitsubishi Motors Corp.	169,189
38,435	Mitsubishi Tanabe Pharma Corp.	713,484
6,600	Nippon Telegraph & Telephone Corp.	290,196
30,336	Nippon Telegraph & Telephone Corp. - ADR	1,337,211
5,800	Nissin Foods Holdings Co., Ltd.	321,844
83,344	NTT DOCOMO, Inc.	2,101,877
14,266	Otsuka Holdings Co., Ltd.	618,625
527	Rinnai Corp.	49,465
6,200	Secom Co., Ltd.	470,765
5,900	Seven & i Holdings Co., Ltd.	248,344
1,234	Shin-Etsu Chemical Co., Ltd.	90,714
14,041	Suntory Beverage & Food Ltd.	557,832
1,800	Tokio Marine Holdings, Inc.	70,902
14,000	Toyo Suisan Kaisha Ltd.	574,182
6	Toyota Motor Corp.	363
1,440	Toyota Motor Corp. - ADR[1]	173,707
14,500	Trend Micro, Inc.	514,822
13	Unicharm Corp.	316
116,741	Yahoo Japan Corp.	476,813
6,586	Yamaguchi Financial Group, Inc.	69,588
		18,886,932

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JERSEY – 0.1%
8,545	Randgold Resources Ltd. - ADR[1]	$800,239

	NETHERLANDS – 0.1%
36,400	Aegon N.V.	148,876
16,710	Koninklijke Ahold Delhaize N.V. - ADR	398,533
		547,409
	NEW ZEALAND – 0.0%
54,601	Spark New Zealand Ltd.	150,664

	NORWAY – 0.0%
3,840	Yara International A.S.A.	135,986

	PERU – 0.0%
6,591	Cia de Minas Buenaventura SAA - ADR*	81,465

	SINGAPORE – 0.1%
3,489	DBS Group Holdings Ltd. - ADR[1]	153,446
8,000	Keppel Corp. Ltd.	30,332
109,000	Singapore Telecommunications Ltd.	321,143
		504,921
	SOUTH KOREA – 0.2%
13,605	KT Corp. - ADR	211,286
626	Shinhan Financial Group Co., Ltd. - ADR	22,868
30,949	SK Telecom Co., Ltd. - ADR	671,593
		905,747
	SPAIN – 0.0%
1,024	Industria De Diseno Textil S.A.	36,296

	SWEDEN – 0.2%
5,731	Industrivarden A.B. - A Shares	111,171
105,917	Telefonaktiebolaget LM Ericsson - ADR	754,129
76,318	Telia Co. A.B.	344,399
		1,209,699
	SWITZERLAND – 1.3%
1,483	Allied World Assurance Co. Holdings A.G.	60,150
3,558	Chubb Ltd.	451,617
6,065	Garmin Ltd.	297,670
1,489	Kuehne + Nagel International A.G.	208,036
27,543	Nestle S.A. - ADR	2,189,668
17,379	Novartis A.G. - ADR	1,368,944
27,776	Roche Holding A.G. - ADR	848,557
6,715	Sonova Holding A.G.	929,861
1,052	Swatch Group A.G.[1]	270,980
3,021	Swiss Re A.G.	255,295
7,415	Syngenta A.G. - ADR	646,959
227	Zurich Insurance Group A.G.	58,128
		7,585,865
	TAIWAN – 1.4%
113,024	Chunghwa Telecom Co., Ltd. - ADR	4,051,910
26,773	Siliconware Precision Industries Co., Ltd. - ADR	197,049
117,030	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,363,442
230,853	United Microelectronics Corp. - ADR[1]	429,387
		8,041,788
	THAILAND – 0.0%
8,280	Kasikornbank PCL - ADR	188,163

	UNITED KINGDOM – 1.7%
17,074	Aberdeen Asset Management PLC	71,933
1,958	Amec Foster Wheeler PLC	13,908
3,928	Associated British Foods PLC	156,867
6,310	AstraZeneca PLC - ADR1	207,031
5,848	Burberry Group PLC	100,210
3,304	Ensco PLC - Class A	25,077
41,175	GlaxoSmithKline PLC - ADR	1,789,466
59,874	HSBC Holdings PLC - ADR[1]	2,227,313
214,691	ITV PLC	565,617
230,136	Kingfisher PLC	1,122,388
20,464	Pearson PLC - ADR[1]	232,471
6,664	Reckitt Benckiser Group PLC[1]	643,734
4,070	Reckitt Benckiser Group PLC - ADR	79,996
5,302	Relx PLC	100,648
19,352	Royal Dutch Shell PLC - Class A - ADR	946,313
33,436	Royal Mail PLC	225,630
2,142	SABMiller PLC[1]	123,766
7,649	SABMiller PLC - ADR	443,183
7,624	Smith & Nephew PLC - ADR	250,067

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
103,050	William Hill PLC	$430,957
		9,756,575
	UNITED STATES – 19.1%
3,549	Aetna, Inc.	415,659
6,084	Aflac, Inc.	451,311
978	Alphabet, Inc. - Class A*	772,473
349	Amazon.com, Inc.*	268,437
66,779	American Capital Agency Corp. - REIT	1,289,502
7,386	American Eagle Outfitters, Inc.[1]	136,936
7,842	American Electric Power Co., Inc.	506,358
27,750	American Express Co.	1,819,845
9,218	American Financial Group, Inc.	692,733
24,028	American National Insurance Co.	2,806,951
76,575	Annaly Capital Management, Inc. - REIT	820,118
8,176	Anthem, Inc.	1,022,654
14,222	Apple Hospitality REIT, Inc.	279,036
10,035	Apple, Inc.	1,064,713
2,506	Archer-Daniels-Midland Co.	109,663
60,151	AT&T, Inc.	2,458,973
417	Atmos Energy Corp.	30,733
4,354	Automatic Data Processing, Inc.	391,033
28,101	Avangrid, Inc.	1,169,002
5,467	Avnet, Inc.	227,865
969	BancFirst Corp.	66,473
2,329	Bank of Hawaii Corp.	167,781
27,273	Baxter International, Inc.	1,274,467
711	Becton, Dickinson and Co.	125,996
11,197	Bed Bath & Beyond, Inc.	519,205
431	Berkshire Hathaway, Inc.*	64,861
2,225	Big Lots, Inc.	109,737
1,736	Bio-Rad Laboratories, Inc. - Class A*	258,334
2,206	C.H. Robinson Worldwide, Inc.	153,141
17,002	CA, Inc.	576,538
2,375	Cardinal Health, Inc.	189,216
43,750	Charles Schwab Corp.	1,376,375
13,220	Cheesecake Factory, Inc.	679,640
2,871	Chemed Corp.	387,384
10,734	Chemours Co.	141,581
10,850	Chevron Corp.	1,091,293
8,795	Chico's FAS, Inc.	111,521
2,587	Church & Dwight Co., Inc.	257,200
2,557	Cigna Corp.	327,961
94,047	Cisco Systems, Inc.	2,956,838
17,148	CNA Financial Corp.	571,200
25,360	Coca-Cola Co.	1,101,385
8,579	Commerce Bancshares, Inc.	434,784
9,974	Consolidated Edison, Inc.	750,543
3,112	Costco Wholesale Corp.	504,424
11,498	CVS Health Corp.	1,073,913
759	Deckers Outdoor Corp.*	49,601
41,601	Denbury Resources, Inc.	128,131
7,272	DeVry Education Group, Inc.[1]	167,547
35,400	Diamond Offshore Drilling, Inc.	653,838
3,592	Dick's Sporting Goods, Inc.	210,491
396	Dr. Pepper Snapple Group, Inc.	37,105
13,655	DSW, Inc. - Class A1	327,037
1,766	DTE Energy Co.	164,061
10,264	Duke Energy Corp.	817,630
74,435	eBay, Inc.*	2,393,830
7,001	Eli Lilly & Co.	544,328
36,490	EMC Corp.	1,057,845
70,581	Exelon Corp.	2,399,754
4,786	Expeditors International of Washington, Inc.	242,411
22,728	Express Scripts Holding Co.*	1,652,326
50,015	Exxon Mobil Corp.	4,358,307
457	F5 Networks, Inc.*	56,088
8,964	First American Financial Corp.	386,259
2,407	First Financial Corp.	98,398
8,919	FLIR Systems, Inc.	274,973
17,701	FNB Corp.	221,085
9,876	Foot Locker, Inc.	648,261
21,171	Franklin Resources, Inc.	772,741
16,836	GameStop Corp. - Class A	477,974
2,299	General Dynamics Corp.	349,954
505	General Electric Co.	15,776
9,664	General Mills, Inc.	684,404
17,014	General Motors Co.	543,087
1,352	Genuine Parts Co.	139,013
1,869	Gilead Sciences, Inc.	146,492
3,793	Guess?, Inc.	63,078

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,866	Hancock Holding Co.[1]	$126,148
1,395	Hanover Insurance Group, Inc.	109,089
7,095	Hawaiian Electric Industries, Inc.	212,921
174	Henry Schein, Inc.*	28,499
1,060	Hershey Co.	105,883
2,212	Home Depot, Inc.	296,673
8,410	Hormel Foods Corp.	321,767
302	Humana, Inc.	53,970
21,300	Ingram Micro, Inc. - Class A	744,648
37,566	Intel Corp.	1,348,244
1,281	International Business Machines Corp.	203,525
4,757	International Speedway Corp. - Class A	158,361
121	Intuitive Surgical, Inc.*	83,057
1,373	Jack Henry & Associates, Inc.	119,822
34,888	Johnson & Johnson	4,163,534
486	Kroger Co.	15,547
4,450	Lancaster Colony Corp.	598,659
1,941	Linear Technology Corp.	113,044
1,768	Lockheed Martin Corp.	429,571
421	McCormick & Co., Inc.	42,925
7,071	McDonald's Corp.	817,832
18,583	Merck & Co., Inc.	1,166,827
2,038	Mercury General Corp.	110,663
13,600	MetLife, Inc.	590,240
462,571	MFA Financial, Inc. - REIT	3,571,048
32,411	Microsoft Corp.	1,862,336
125	Monster Beverage Corp.*	19,236
5,739	MSC Industrial Direct Co., Inc. - Class A	419,177
15,821	MSG Networks, Inc.*	276,551
1,128	National HealthCare Corp.	73,297
6,043	National Instruments Corp.	168,841
5,669	NetScout Systems, Inc.*	167,689
6,904	NeuStar, Inc. - Class A*[1]	175,431
1,378	NIKE, Inc. - Class B	79,428
318	ONE Gas, Inc.	19,471
17,449	Owens & Minor, Inc.	599,722
1,051	Patterson Cos., Inc.	48,346
5,910	Paychex, Inc.	358,560
39,866	People's United Financial, Inc.	647,822
29,191	PepsiCo, Inc.	3,116,139
53,047	Pfizer, Inc.	1,846,036
4,155	PG&E Corp.	257,361
14,475	Pinnacle West Capital Corp.	1,086,204
17,100	PNC Financial Services Group, Inc.	1,540,710
5,118	ProAssurance Corp.	281,592
43,255	Procter & Gamble Co.	3,776,594
28,827	Public Service Enterprise Group, Inc.	1,232,643
21,735	QUALCOMM, Inc.	1,370,826
11,493	Questar Corp.	287,440
431	Ralph Lauren Corp.	44,660
721	Raytheon Co.	101,034
1,959	Reinsurance Group of America, Inc.	210,240
1,644	Republic Services, Inc.	83,055
2,143	ResMed, Inc.	142,917
2,740	Reynolds American, Inc.	135,822
3,545	Royal Gold, Inc.	259,919
8,895	Southern Co.	456,580
6,888	Southern Copper Corp.[1]	177,848
33,711	Staples, Inc.	288,566
3,700	Starbucks Corp.	208,051
5,344	Stryker Corp.	618,087
30,575	SunTrust Banks, Inc.	1,347,440
7,363	Synopsys, Inc.*	436,552
1,922	Sysco Corp.	99,675
27,925	Target Corp.	1,960,056
3,144	Tech Data Corp.*	233,411
2,159	Thor Industries, Inc.	175,203
1,638	Time Warner, Inc.	128,436
1,739	TJX Cos., Inc.	134,668
5,892	Tootsie Roll Industries, Inc.[1]	224,426
17,504	Torchmark Corp.	1,132,159
17,267	Travelers Cos., Inc.	2,049,766
13,271	Trustmark Corp.	376,366
5,581	Two Harbors Investment Corp. - REIT	49,671
40,075	U.S. Bancorp	1,769,311
53,276	Umpqua Holdings Corp.	874,792
4,121	UnitedHealth Group, Inc.	560,662
1,594	Universal Corp.	95,911
5,676	Valero Energy Corp.	314,167
5,526	Varian Medical Systems, Inc.*	531,214

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,836	Visa, Inc. - Class A	$391,232
61,632	Wal-Mart Stores, Inc.	4,402,990
5,477	Walgreens Boots Alliance, Inc.	442,049
4,145	Walt Disney Co.	391,537
336	Watsco, Inc.	49,681
2,132	WEC Energy Group, Inc.	127,664
2,046	Weis Markets, Inc.	104,223
31,825	Wells Fargo & Co.	1,616,710
4,705	Werner Enterprises, Inc.	108,591
38,524	Whole Foods Market, Inc.	1,170,359
2,113	Williams-Sonoma, Inc.[1]	111,228
5,627	World Fuel Services Corp.	250,852
5,712	Zimmer Biomet Holdings, Inc.	740,332
		112,459,673
	TOTAL COMMON STOCK
	(Cost $193,113,584)	211,321,301

	EXCHANGE-TRADED FUND – 32.6%
1,059,721	iShares Edge MSCI Min Vol Emerging Markets ETF	56,451,338
1,398,081	iShares Edge MSCI Min Vol Global ETF[1]	106,030,463
510,611	iShares MSCI ACWI ETF	29,896,274

	TOTAL EXCHANGE-TRADED FUND
	(Cost $185,563,398)	192,378,075

	OPEN-END MUTUAL FUND – 27.9%
7,824,353	GMO Quality Fund - Class IV2	164,702,625

	TOTAL OPEN-END MUTUAL FUND
	(Cost $165,547,701)	164,702,625

	PREFERRED STOCK – 0.0%[4]
	GERMANY – 0.0%[4]
5,565	Porsche Automobil Holding S.E.	281,185

	TOTAL PREFERRED STOCK
	(Cost $254,182)	281,185

	SHORT-TERM INVESTMENTS – 5.8%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.6%
	Collateral Pool Allocation	9,171,464

	MONEY MARKET FUNDS – 4.2%
24,896,117	JPMorgan Prime Money Market Fund - Agency Shares, 0.26% [3]	24,896,117

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,067,581)	34,067,581

	TOTAL INVESTMENTS – 102.1%
	(Cost $578,546,446)	602,750,767
	Liabilities in excess of other assets – (2.1)%	(12,467,217)

	TOTAL NET ASSETS – 100.0%	$590,283,550

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $8,922,058.

[2]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[3]	The rate is the annualized seven-day yield at period end.

[4]	Rounds to less than 0.05%.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 58.1%
	ALABAMA – 0.8%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 10/11/2016 1 2 3	$499,990
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 10/11/2016*[3]	120,697
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023 [3]	589,250
	County of Jefferson, AGM
270,000	5.25%, 1/1/2023, Call 10/11/2016 [3]	271,569
1,810,000	4.75%, 1/1/2025, Call 10/11/2016 [3]	1,820,516
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 10/11/2016*[3]	1,005,810
1,000,000	Lower Alabama Gas District, 5.00%, 09/1/2046	1,359,730
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025 [3]	1,036,160
		6,703,722
	ARIZONA – 1.6%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023 [3]	569,695
1,500,000	County of Pima, 4.00%, 07/1/2023	1,758,120
349,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025 3 4	364,129
	Industrial Development Authority of the City of Phoenix
670,000	7.00%, 7/1/2022, Call 07/1/2020 [3]	772,858
645,000	5.00%, 10/1/2036, Call 10/1/2026 [3]	769,517
1,000,000	5.00%, 6/1/2042, Call 06/1/2022 [3]	1,137,100
500,000	7.50%, 7/1/2042, Call 07/1/2022 3 5	204,945
	Industrial Development Authority of the County of Pima
695,000	7.00%, 1/1/2022	699,316
500,000	6.75%, 3/1/2034, Call 03/1/2024 [3]	550,150
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022 [3]	357,908
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,471,740
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022 [3]	1,130,140
1,000,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	1,252,750
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019 [3]	1,405,713
		13,444,081
	CALIFORNIA – 11.0%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025 [3]	1,124,810
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 10/11/2016*[3]	1,000,070
500,000	California Health Facilities Financing Authority, 5.00%, 08/15/2043, Call 08/15/2025 [3]	604,195
	California Municipal Finance Authority
405,000	5.00%, 2/1/2021, Call 02/1/2017 [3]	412,428
570,000	5.00%, 2/1/2021, Call 02/1/2017 [3]	579,565
200,000	6.63%, 1/1/2032, Call 01/1/2022 [3]	223,046
500,000	7.00%, 6/1/2034, Call 06/1/2022 [3]	584,010
500,000	5.75%, 10/1/2034, Call 10/1/2021 [3]	539,870
275,000	5.00%, 4/1/2035, Call 04/1/2025 [3]	320,510
905,000	5.00%, 10/1/2035, Call 10/1/2022 [3]	966,947
150,000	5.00%, 4/1/2041, Call 04/1/2025 [3]	174,204
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 3 4	1,129,090
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 3 4	1,028,590
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/2017 1 3	720,132
	California School Finance Authority
755,000	5.00%, 7/1/2036, Call 07/1/2025 3 4	874,147

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$350,000	6.75%, 11/1/2045, Call 11/1/2024 3 4	$377,020
980,000	7.00%, 6/1/2047, Call 06/1/2020 [3]	940,545
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024 [3]	1,215,380
	California Statewide Communities Development Authority
1,150,000	5.40%, 11/1/2027, Call 11/1/2017 [3]	1,196,874
500,000	5.15%, 7/1/2030, Call 07/1/2017 [3]	518,945
500,000	5.13%, 7/15/2031, Call 07/15/2017 [3]	520,295
140,000	6.00%, 11/1/2032, Call 11/1/2020 [3]	148,618
1,000,000	1.21%, 4/1/2036, Call 09/1/2016 2 3	868,940
800,000	5.00%, 8/15/2041, Call 08/15/2026 [3]	986,800
230,000	6.25%, 11/1/2042, Call 11/1/2020 [3]	245,226
2,005,000	5.25%, 12/1/2044, Call 12/1/2024 [3]	2,315,013
1,000,000	5.50%, 12/1/2054, Call 12/1/2024 [3]	1,168,720
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024 [3]	1,021,827
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025 [3]	229,708
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025 [3]	531,770
1,000,000	City of Pacifica, AMBAC, 5.38%, 01/1/2037, Call 10/11/2016 [3]	1,024,160
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2017*[3]	1,020,060
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018 [3]	1,133,863
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018 [3]	2,061,234
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021 [3]	378,669
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025 [3]	1,161,126
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020 [3]	282,250
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 1/15/2035	1,109,120
1,000,000	5.00%, 1/15/2042, Call 01/15/2024 [3]	1,149,910
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024, Call 12/1/2016 [3]	227,862
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017 [3]	828,032
2,000,000	5.30%, 6/1/2037, Call 06/1/2022 [3]	2,054,320
2,500,000	5.13%, 6/1/2047, Call 06/1/2017 [3]	2,510,100
1,000,000	5.75%, 6/1/2047, Call 06/1/2017 [3]	1,022,320
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017 [3]	1,016,690
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025 [3]	1,098,280
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024 [3]	1,166,840
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025 [3]	498,186
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022 [3]	1,098,930
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 10/11/2016 [3]	505,760
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017 [3]	776,070
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021 [3]	621,900
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	459,924

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019*[3]	$291,735
	National City Community Development Commission
500,000	5.75%, 8/1/2021	603,685
500,000	7.00%, 8/1/2032, Call 08/1/2021 [3]	629,505
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020 [3]	173,863
1,500,000	Northern California Gas Authority No. 1, 1.15%, 07/1/2027, Call 07/1/2020 2 3	1,370,520
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019 [3]	1,159,230
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022 [3]	268,142
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,086,150
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,473,340
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018 [3]	1,675,635
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023 [3]	1,163,460
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021 [3]	613,070
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020 [3]	588,180
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 10/11/2016 3 5	109,943
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024 [3]	853,384
760,000	5.00%, 10/1/2032, Call 10/1/2024 [3]	923,689
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018 [3]	1,519,200
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,302,775
	Sacramento Municipal Utility District, AGM
770,000	5.00%, 8/15/2022, Call 08/15/2018 [3]	836,359
1,230,000	5.00%, 8/15/2022, Call 08/15/2018 [3]	1,335,091
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,194,603
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021 [3]	1,218,530
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025 [3]	2,334,420
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	40,838
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 10/11/2016 [3]	1,141,830
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022 [3]	572,545
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024 [3]	1,187,654
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	634,065
500,000	6.25%, 7/1/2024	635,820
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021 [3]	531,453
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019 [3]	552,470
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024 [3]	1,084,740
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	714,629
1,000,000	5.00%, 11/1/2033	1,293,410

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 10/11/2016*[3]	$926,767
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022 [3]	1,144,540
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 10/11/2016 [3]	1,003,360
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 09/26/2016 [3]	500,040
1,000,000	5.13%, 6/1/2046, Call 09/26/2016 [3]	1,000,060
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018 [3]	1,187,190
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017 [3]	1,025,690
530,000	Western Riverside County Regional Wastewater Authority, 5.00%, 09/1/2044, Call 09/1/2026 [3]	638,268
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021 [3]	1,203,690
		91,516,469
	COLORADO – 3.6%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026 [3]	655,429
1,805,000	5.00%, 12/1/2046, Call 12/1/2026 [3]	1,980,933
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023 [3]	742,800
500,000	5.00%, 12/1/2043, Call 12/1/2023 [3]	540,255
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017 [3]	1,009,080
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019 [3]	509,515
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 3 4	553,160
550,000	4.75%, 4/1/2030, Call 04/1/2022 3 5	596,282
475,000	6.75%, 4/1/2040, Call 04/1/2018 3 4	489,848
500,000	6.25%, 11/1/2040, Call 11/1/2020 [3]	517,385
	Colorado Educational & Cultural Facilities Authority, Moral Obligation
235,000	5.00%, 8/1/2036, Call 08/1/2026 [3]	276,595
500,000	4.00%, 10/1/2039, Call 10/1/2024 [3]	534,900
500,000	5.13%, 12/1/2039, Call 12/1/2019 [3]	533,160
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,254,540
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [3]	1,084,725
2,650,000	5.00%, 1/15/2035, Call 01/15/2026 [3]	3,221,393
1,000,000	7.75%, 8/1/2039, Call 08/1/2019 [3]	1,094,860
500,000	8.00%, 8/1/2043, Call 02/1/2024 [3]	605,955
2,000,000	5.00%, 5/15/2045, Call 05/15/2025 [3]	2,362,320
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019 [3]	564,100
1,000,000	Colorado International Center Metropolitan District No. 3, 6.50%, 12/1/2035, Call 12/1/2016 [3]	1,005,370
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023 [3]	1,688,604
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020 [3]	268,758
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026 [3]	409,300

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	E-470 Public Highway Authority, NATL-RE
$320,000	0.00%, 09/1/2028, Call 09/1/2020 [3]	$180,963
480,000	0.00%, 09/1/2030	322,910
570,000	Eagle Bend Metropolitan District No. 2, BAM, 5.00%, 12/1/2037, Call 12/1/2026 [3]	699,863
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020 [3]	257,428
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022 [3]	1,123,817
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024 [3]	801,082
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017 [3]	230,162
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043 [3]	6,049
155,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025 [3]	182,475
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020 [3]	1,148,105
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020 [3]	1,156,590
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017*[3]	1,536,655
		30,145,366
	CONNECTICUT – 0.4%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 10/11/2016 1 3	499,975
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 10/25/2016 3 4	983,890
2,000,000	State of Connecticut, 1.33%, 09/15/2018 [2]	1,999,340
		3,483,205
	DELAWARE – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025 3 4	1,035,550

	DISTRICT OF COLUMBIA – 0.1%
655,000	Metropolitan Washington Airports Authority, 5.00%, 10/1/2044, Call 10/1/2024 1 3	765,806

	FLORIDA – 5.1%
960,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022 [3]	1,034,342
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018 [3]	969,107
940,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023 [3]	1,003,563
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 10/11/2016*[3]	1,250,225
895,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020 [3]	980,714
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022 [3]	616,723
2,435,000	5.00%, 11/15/2045, Call 11/15/2024 [3]	2,849,534
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/1/2017 [3]	1,014,080
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017 [3]	1,706,083
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023 [3]	542,650
1,395,000	County of Miami-Dade FL Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019 [3]	1,552,844
160,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	162,277
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024 [3]	808,073
2,000,000	7.63%, 6/15/2041, Call 06/15/2021 [3]	2,352,460

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022 [3]	$1,164,940
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024 [3]	520,735
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023 1 3	1,075,910
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026 [3]	1,231,430
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	998,010
	Lake Ashton Community Development District
200,000	5.00%, 5/1/2025	217,324
460,000	5.00%, 5/1/2037, Call 05/1/2025 [3]	475,792
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025 [3]	1,772,702
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025 [3]	749,973
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017 [3]	1,023,960
100,000	5.75%, 6/15/2042, Call 06/15/2022 [3]	108,903
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026 [3]	963,275
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023 [3]	400,199
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019 [3]	1,553,820
1,000,000	5.00%, 11/15/2039, Call 11/15/2024 [3]	1,169,430
500,000	Miami-Dade County Industrial Development Authority, 5.00%, 09/15/2034, Call 09/15/2024 [3]	554,585
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024 [3]	1,052,220
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022 [3]	625,837
850,000	5.00%, 12/1/2031, Call 12/1/2024 [3]	1,005,066
500,000	5.00%, 11/1/2043, Call 11/1/2022 [3]	556,045
250,000	Panther Trails Community Development District, 5.60%, 05/1/2036, Call 11/1/2016 [3]	250,605
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021 [3]	909,510
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026 [3]	1,856,310
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017 3 4	1,556,895
1,000,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026 [3]	1,036,510
905,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 10/11/2016 [3]	906,122
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023 [3]	498,256
950,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 10/11/2016*[3]	950,798
475,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 10/11/2016*[3]	475,295
		42,503,132
	GEORGIA – 1.2%
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019 [3]	280,575
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023*[3]	1,053,440
	Fulton County Residential Care Facilities for the Elderly Authority
500,000	5.00%, 7/1/2029, Call 01/1/2017 [3]	502,390
1,000,000	5.13%, 7/1/2042, Call 01/1/2017 [3]	1,003,540

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019 [3]	$888,967
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020 [3]	264,593
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,292,643
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020 [3]	548,800
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024 [3]	1,540,577
2,130,000	Savannah Economic Development Authority, 0.70%, 11/1/2026, Call 10/5/2016 2 3	2,130,000
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020 [3]	689,358
		10,194,883
	GUAM – 0.6%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020 [3]	276,888
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023 [3]	581,765
1,000,000	5.00%, 7/1/2035, Call 07/1/2024 [3]	1,149,950
450,000	5.63%, 7/1/2040, Call 07/1/2020 [3]	497,263
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025 [3]	1,592,318
1,000,000	7.00%, 11/15/2039, Call 11/15/2019 [3]	1,196,430
		5,294,614
	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022 [3]	558,950

	IDAHO – 0.2%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019 [3]	1,344,462
250,000	6.00%, 6/1/2038, Call 06/1/2018 [3]	260,808
		1,605,270
	ILLINOIS – 5.3%
	Chicago Board of Education
1,000,000	1.39%, 3/1/2036, Call 12/1/2017 2 3	930,880
1,500,000	7.00%, 12/1/2044, Call 12/1/2025 [3]	1,596,345
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	811,740
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025 [3]	2,971,600
475,000	Chicago Transit Authority, 5.25%, 12/1/2030, Call 12/1/2021 [3]	535,886
	City of Chicago
250,000	4.50%, 1/1/2021, Call 01/1/2020 [3]	264,738
1,000,000	5.00%, 1/1/2024	1,084,780
1,000,000	5.25%, 1/1/2035, Call 01/1/2021 [3]	1,035,140
500,000	5.50%, 1/1/2040, Call 01/1/2025 [3]	524,470
900,000	5.00%, 1/1/2041, Call 01/1/2022 [3]	957,906
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024 [3]	1,068,860
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025 [3]	770,901
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 10/11/2016 [3]	5,013
	County of Cook
400,000	5.00%, 11/15/2021, Call 11/15/2019 [3]	441,364
1,000,000	5.25%, 11/15/2022, Call 11/15/2020 [3]	1,138,900
1,500,000	6.50%, 10/15/2040, Call 10/15/2020 [3]	1,508,175
	Illinois Finance Authority
700,000	5.00%, 8/15/2026, Call 08/15/2020 [3]	793,464
485,000	5.00%, 11/1/2027, Call 11/1/2019 [3]	540,726
665,000	6.38%, 11/1/2029, Call 05/1/2019 [3]	764,617
600,000	5.75%, 10/1/2032, Call 10/1/2022 [3]	663,738

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 8/1/2033, Call 08/1/2024 [3]	$1,195,980
315,000	5.00%, 2/15/2034, Call 02/15/2027 [3]	363,378
500,000	7.75%, 8/15/2034, Call 08/15/2019 [3]	601,830
1,000,000	5.00%, 4/1/2036, Call 10/11/2016 [3]	1,000,100
2,000,000	4.50%, 11/1/2036, Call 11/1/2024 [3]	2,135,060
1,665,000	5.00%, 12/1/2036, Call 12/1/2016 [3]	1,671,677
500,000	5.63%, 2/15/2037, Call 10/11/2016 [3]	500,305
1,030,000	5.75%, 11/15/2037, Call 11/15/2017 [3]	1,093,839
1,000,000	6.88%, 8/15/2038, Call 08/15/2019 [3]	1,172,680
550,000	5.00%, 9/1/2042, Call 09/1/2024 [3]	624,162
1,340,000	5.00%, 9/1/2046, Call 09/1/2026 [3]	1,559,988
1,000,000	6.00%, 10/1/2048, Call 10/1/2022 [3]	1,117,400
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018 [3]	536,900
	Illinois Finance Authority, AGM
1,600,000	5.00%, 5/15/2019, Call 05/15/2018 [3]	1,717,712
250,000	5.25%, 3/1/2030, Call 03/1/2020 [3]	280,305
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	900,421
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 10/11/2016*3 5	132,645
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022 [3]	543,095
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	919,877
1,000,000	6.25%, 6/1/2024, Call 09/30/2016 [3]	1,004,640
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023 [3]	1,366,170
	State of Illinois
500,000	5.00%, 3/1/2024, Call 03/1/2022 [3]	556,975
1,000,000	5.50%, 7/1/2026, Call 07/1/2023 [3]	1,158,060
175,000	5.00%, 3/1/2037, Call 03/1/2022 [3]	186,856
470,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	509,884
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029, Call 12/1/2016 [3]	883,881
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023 [3]	1,143,670
955,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025 [3]	1,001,050
		44,287,783
	INDIANA – 0.7%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022 1 3	848,480
1,500,000	City of Whiting, 1.31%, 12/1/2044, Call 06/3/2019 1 2 3	1,482,765
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,082,180
	Indiana Finance Authority
500,000	4.00%, 3/1/2017, Call 12/1/2016 1 3	502,620
500,000	6.00%, 12/1/2019	500,790
500,000	6.00%, 12/1/2026, Call 06/1/2020 [3]	496,890
250,000	5.25%, 11/1/2039, Call 11/1/2019 [3]	280,618
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023 1 3	606,075
		5,800,418
	IOWA – 0.8%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023 [3]	1,080,350
2,500,000	4.75%, 8/1/2042, Call 08/1/2022 [3]	2,617,975
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019 [3]	283,513
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021 [3]	565,185

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019 [3]	$716,735
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 06/1/2017 [3]	805,960
410,000	5.38%, 6/1/2038, Call 10/11/2016 [3]	410,029
		6,479,747
	KANSAS – 0.2%
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/1/2017 [3]	501,105
1,000,000	University of Kansas Hospital Authority, 5.00%, 09/1/2045, Call 09/1/2025 [3]	1,197,250
		1,698,355
	KENTUCKY – 0.7%
	Kentucky Economic Development Finance Authority
1,250,000	5.00%, 7/1/2027, Call 07/1/2025 [3]	1,509,663
2,000,000	5.00%, 1/1/2045, Call 07/1/2025 [3]	2,317,780
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025 [3]	1,050,620
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026 [3]	1,191,110
		6,069,173
	LOUISIANA – 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023 [3]	1,326,046
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021 [3]	573,675
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,000,000	6.75%, 11/1/2032, Call 11/1/2017 [3]	1,065,680
500,000	6.50%, 11/1/2035, Call 11/1/2020 [3]	600,485
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023 [3]	601,115
1,000,000	5.00%, 5/15/2035, Call 05/15/2025 [3]	1,196,620
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 1 3	1,134,560
140,000	5.25%, 5/15/2038, Call 05/15/2017 [3]	144,682
360,000	5.25%, 5/15/2038, Call 05/15/2017 [3]	369,831
2,000,000	Parish of St. John the Baptist, 5.13%, 06/1/2037, Call 06/1/2017 [3]	2,047,660
		9,060,354
	MAINE – 0.1%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020 [3]	473,634
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 10/11/2016 1 3	502,310
		975,944
	MARYLAND – 1.4%
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 10/11/2016 [3]	1,002,940
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024 [3]	1,804,416
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/1/2018 3 4	1,503,525
1,300,000	Maryland Economic Development Corp., 5.00%, 09/30/2031, Call 09/30/2026 1 3	1,582,880
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023 [3]	3,146,256
1,500,000	5.00%, 7/1/2040, Call 07/1/2025 [3]	1,776,585
500,000	5.00%, 7/1/2045, Call 07/1/2025 [3]	590,040
		11,406,642
	MASSACHUSETTS – 0.6%
1,500,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2025, Call 06/1/2021 [3]	1,767,720

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Development Finance Agency
$400,000	5.25%, 12/1/2025, Call 12/1/2019 [3]	$446,340
500,000	5.85%, 12/1/2042 [2]	566,280
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 1/1/2021 [1]	1,693,185
300,000	5.50%, 1/1/2022, Call 01/1/2020 [3]	337,407
445,000	6.00%, 1/1/2028, Call 01/1/2020 [3]	474,005
		5,284,937
	MICHIGAN – 1.1%
250,000	City of Detroit Water Supply System Revenue, NATL-RE, 4.50%, 07/1/2025, Call 10/11/2016*2 3	250,758
475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 03/1/2017 *[3]	499,880
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017 [3]	1,041,590
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022 [3]	303,699
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019 [3]	279,977
500,000	5.00%, 7/1/2035, Call 07/1/2025 [3]	587,675
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024 [3]	1,688,438
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019 [3]	285,330
1,000,000	Michigan State Housing Development Authority, 1.32%, 04/1/2042, Call 04/1/2021 1 2 3	998,930
	Michigan Strategic Fund
710,000	6.75%, 7/1/2022 1 4	748,461
955,000	8.50%, 12/1/2030, Call 12/1/2023 1 3 4	969,239
945,000	4.13%, 7/1/2045, Call 07/1/2018 2 3	968,408
500,000	Summit Academy, 6.38%, 11/1/2035, Call 10/11/2016 [3]	500,595
		9,122,980
	MINNESOTA – 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025 [3]	272,077
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025 [3]	1,211,850
1,285,000	5.00%, 11/15/2030, Call 11/15/2025 [3]	1,555,300
280,000	Minnesota Higher Education Facilities Authority, 5.00%, 04/1/2035, Call 04/1/2026 [3]	340,385
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020 [3]	440,236
100,000	Township of Baytown, 5.75%, 08/1/2042, Call 09/15/2016 [3]	102,204
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021 [3]	592,775
		4,514,827
	MISSISSIPPI – 0.5%
2,000,000	County of Perry, 0.66%, 02/1/2022, Call 09/1/2016 2 3 4	2,000,000
1,500,000	Mississippi Development Bank, 5.00%, 08/1/2026	1,899,090
		3,899,090
	MISSOURI – 0.5%
600,000	County of Boone, 5.00%, 08/1/2031, Call 08/1/2026 [3]	727,194
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019 [3]	278,188
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020 [3]	930,324
1,050,000	6.00%, 2/1/2041, Call 02/1/2021 [3]	1,210,576
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018 [3]	1,098,230
		4,244,512
	NEBRASKA – 0.4%
	Central Plains Energy Project
2,500,000	5.00%, 9/1/2032, Call 09/1/2022 [3]	2,850,725

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA (Continued)
$250,000	5.25%, 9/1/2037, Call 09/1/2022 [3]	$286,735
		3,137,460
	NEVADA – 0.5%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018*3 4	1,059,030
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020 [3]	783,237
275,000	Henderson Local Improvement Districts, 5.15%, 09/1/2020, Call 09/01/2016 [3]	276,023
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024 [3]	1,143,790
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025 3 4	623,792
		3,885,872
	NEW JERSEY – 1.0%
1,500,000	Borough of Hightstown, 2.00%, 02/1/2017	1,506,795
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 1 3	564,785
1,000,000	2.16%, 3/1/2028, Call 03/1/2023 2 3	910,350
280,000	6.00%, 10/1/2034, Call 10/1/2024 [3]	293,297
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018 [3]	532,835
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019 [3]	1,098,780
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024 [3]	837,450
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00%, 12/15/2030	1,219,120
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019 [3]	1,092,830
		8,056,242
	NEW MEXICO – 0.5%
905,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 10/11/2016 1 3	905,833
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023 [3]	896,370
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024 [3]	1,122,898
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020 3 4	1,132,099
		4,057,200
	NEW YORK – 4.3%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020 [3]	469,812
1,000,000	Build New York City Resource Corp., 5.50%, 09/1/2045, Call 09/1/20253 [4]	1,203,780
2,000,000	Long Island Power Authority, 0.65%, 05/1/2033, Call 09/15/2016 2 3	2,000,000
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024 [3]	760,142
3,000,000	Nassau Health Care Corp., County Guarantee, 0.58%, 08/1/2029, Call 09/1/2016 2 3	3,000,000
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/1/2017 [3]	1,516,485
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 10/11/2016 [3]	1,005,950
3,000,000	New York City Water & Sewer System, 0.65%, 06/15/2032, Call 09/15/2016 2 3	3,000,000
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,376,490
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 3 4	2,396,040
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 3 4	1,163,430

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW MEXICO (Continued)
$1,500,000	7.25%, 11/15/2044, Call 11/15/2024 3 4	$1,991,430
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023 [3]	412,748
1,000,000	5.00%, 2/15/2034, Call 02/15/2019 [3]	1,101,380
500,000	4.25%, 5/1/2042, Call 05/1/2023 [3]	520,595
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019 [3]	1,104,870
480,000	New York Transportation Development Corp., 5.00%, 08/1/2031, Call 08/1/2021 1 3	528,874
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025 [3]	269,261
500,000	5.00%, 7/1/2045, Call 07/1/2025 [3]	569,580
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020 [3]	680,748
2,500,000	5.00%, 10/15/2041, Call 10/15/2025 [3]	3,075,650
265,000	6.00%, 12/1/2042, Call 12/1/2020 [3]	311,521
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/2017 3 4	1,021,760
1,000,000	Town of Vestal, 2.00%, 05/12/2017	1,007,270
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025 [3]	1,842,615
	TSASC, Inc.
1,405,000	5.00%, 6/1/2034, Call 09/26/2016 [3]	1,406,447
1,000,000	5.13%, 6/1/2042, Call 09/26/2016 [3]	998,360
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024 [3]	882,982
		35,618,220
	NORTH CAROLINA – 0.6%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019 [3]	1,117,340
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022 [3]	2,369,520
1,220,000	5.00%, 11/1/2034, Call 11/1/2016 [3]	1,228,796
500,000	5.60%, 10/1/2036, Call 10/11/2016 [3]	502,125
		5,217,781
	OHIO – 1.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017 [3]	1,996,980
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022 [3]	1,038,420
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020 [3]	557,950
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020 [3]	1,185,480
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025 [3]	526,500
1,000,000	Ohio Air Quality Development Authority, 3.75%, 12/1/2023 [2]	993,360
1,000,000	Ohio Water Development Authority, 4.00%, 12/1/2033 [2]	996,030
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022 [3]	1,153,150
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 10/11/2016*1 2 3	1,000,500
		9,448,370
	OKLAHOMA – 0.3%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026 [3]	1,229,930
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,394,984
		2,624,914
	OREGON – 0.2%
750,000	Deschutes County Hospital Facilities Authority, 4.00%, 01/1/2035, Call 01/1/2026 [3]	825,540
1,000,000	Oregon State Facilities Authority, 5.00%, 04/1/2045, Call 04/1/2025 [3]	1,188,630
		2,014,170

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA – 1.7%
$1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019 [3]	$1,126,670
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023 [3]	103,572
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,113,410
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022 [3]	291,978
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026 [4]	511,135
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	270,120
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025 [3]	312,326
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017 [3]	1,021,380
1,000,000	5.63%, 7/1/2036, Call 07/1/2022 [3]	1,128,630
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020 [3]	336,809
	Pennsylvania Economic Development Financing Authority
500,000	6.25%, 10/15/2023, Call 10/15/2019 [3]	564,760
250,000	6.40%, 12/1/2038, Call 09/1/2025 [3]	269,260
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020 [3]	657,282
1,250,000	Pennsylvania Turnpike Commission, 5.00%, 06/1/2029, Call 06/1/2026 [3]	1,523,613
	Philadelphia Authority for Industrial Development
795,000	5.00%, 5/1/2027, Call 05/1/2026 [3]	1,011,701
500,000	8.00%, 1/1/2033, Call 01/1/2023 [3]	579,375
500,000	6.88%, 6/15/2033, Call 06/15/2023 [3]	574,990
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017*[3]	1,034,390
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018 1 3	1,716,926
		14,148,327
	RHODE ISLAND – 0.5%
1,200,000	Rhode Island Commerce Corp., 5.00%, 07/1/2046, Call 07/1/2026 [3]	1,423,248
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023 [3]	1,164,820
1,000,000	8.38%, 1/1/2046, Call 01/1/2021 [3]	1,182,880
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019 [3]	574,130
		4,345,078
	SOUTH CAROLINA – 0.4%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021 [3]	1,212,150
1,500,000	South Carolina Public Service Authority, 5.00%, 12/1/2028, Call 12/1/2026 [3]	1,899,165
		3,111,315
	SOUTH DAKOTA – 0.2%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025 [3]	1,464,809

	TENNESSEE – 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024 [3]	581,230
1,220,000	5.00%, 10/1/2044, Call 10/1/2024 [3]	1,409,588
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020 [3]	581,305
2,000,000	5.00%, 8/15/2042, Call 08/15/2022 [3]	2,245,040

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Knox County Health Educational & Housing Facility Board
$365,000	5.25%, 5/1/2025, Call 11/1/2024 [3]	$369,818
45,000	6.00%, 5/1/2034, Call 11/1/2024 3 4	45,522
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,192,430
		6,424,933
	TEXAS – 4.8%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/1/2017 [3]	505,775
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021 [3]	624,390
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024 [3]	1,170,680
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026 [3]	1,226,040
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026 [3]	1,926,525
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021 [3]	584,995
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018 [3]	271,700
750,000	5.00%, 7/15/2035, Call 07/15/2025 1 3	844,275
	Clifton Higher Education Finance Corp.
500,000	5.00%, 8/15/2042, Call 08/15/2022 [3]	557,110
1,500,000	4.60%, 12/1/2049, Call 12/1/2024 [3]	1,591,350
	Dallas Area Rapid Transit
490,000	5.25%, 12/1/2038, Call 12/1/2018 [3]	540,686
360,000	5.25%, 12/1/2038, Call 12/1/2018 [3]	395,284
2,060,000	Dallas Performing Arts Cultural Facilities Corp., 0.59%, 09/1/2041, Call 09/1/20162 [3]	2,060,000
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023 [3]	1,180,390
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023 [3]	441,846
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,309,045
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022 [3]	512,800
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024 [3]	551,355
1,000,000	5.00%, 4/1/2039, Call 04/1/2024 [3]	1,120,130
1,250,000	5.00%, 7/1/2047, Call 07/1/2025 [3]	1,402,812
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024 [3]	1,710,825
	North Texas Tollway Authority
405,000	6.00%, 1/1/2028, Call 01/1/2019 [3]	454,738
95,000	6.00%, 1/1/2028, Call 01/1/2019 [3]	106,138
1,000,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 12/1/2016 2 3	1,000,510
1,500,000	Port of Port Arthur Navigation District, 0.67%, 04/1/2040, Call 09/1/2016 2 3	1,500,000
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021 3 5	885,840
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 8/1/2021	1,195,180
290,000	5.50%, 8/1/2027	376,527
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 9/1/2025, Call 09/1/2023 [3]	1,147,940
2,000,000	5.00%, 11/15/2038, Call 05/15/2023 [3]	2,339,140
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025 [3]	2,089,880
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	691,214
125,000	6.25%, 12/15/2026	158,443

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Texas Municipal Gas Acquisition & Supply Corp. III
$500,000	5.00%, 12/15/2028, Call 12/15/2022 [3]	$580,195
500,000	5.00%, 12/15/2031, Call 12/15/2022 [3]	574,505
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020 [3]	1,222,040
1,345,000	7.00%, 6/30/2040, Call 06/30/2020 [3]	1,615,358
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018 [3]	1,049,920
	Town of Westlake
500,000	5.50%, 9/1/2025	522,180
200,000	6.13%, 9/1/2035, Call 09/1/2025 [3]	208,306
1,995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017 [3]	2,042,940
		40,289,007
	VERMONT – 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021 [3]	522,730

	VIRGIN ISLANDS – 0.1%
	Virgin Islands Public Finance Authority
500,000	6.75%, 10/1/2019	519,955
420,000	6.75%, 10/1/2037, Call 10/1/2019 [3]	443,600
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/11/2016 [3]	115,242
		1,078,797
	VIRGINIA – 0.6%
789,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 09/26/2016*3 5	509,157
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019 [3]	443,860
1,485,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/20201 [3]	1,557,765
1,000,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/20253 [4]	1,021,840
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 2 3	5,794
245,000	5.00%, 7/1/2038, Call 07/1/2020 [3]	272,369
	Stafford County & Staunton Industrial Development Authority, XLCA
10,000	5.00%, 8/1/2017	10,407
530,000	5.00%, 8/1/2017	547,278
	Virginia Small Business Financing Authority
100,000	6.00%, 1/1/2037, Call 07/1/2022 1 3	119,423
130,000	5.50%, 1/1/2042, Call 07/1/2022 1 3	150,508
		4,638,401
	WASHINGTON – 0.8%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025 [3]	746,708
1,000,000	7.00%, 12/1/2040, Call 12/1/2021 [3]	1,119,620
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	720,725
355,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 09/26/2016 [3]	356,108
	Washington Health Care Facilities Authority
500,000	5.70%, 12/1/2032, Call 12/1/2017 [3]	531,510
1,000,000	1.96%, 1/1/2035, Call 07/1/2024 2 3	991,470
1,820,000	5.00%, 3/1/2038, Call 03/1/2025 [3]	2,155,007
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036, Call 12/1/2016 [3]	505,190
		7,126,338

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN – 0.8%
	Public Finance Authority
$1,310,000	5.00%, 7/1/2022 [1]	$1,437,148
500,000	5.75%, 2/1/2035, Call 02/1/2025 [3]	506,785
500,000	5.75%, 4/1/2042, Call 04/1/2022 [3]	529,855
1,000,000	5.00%, 7/1/2042, Call 07/1/2022 1 3	1,089,100
165,000	6.00%, 7/15/2042, Call 07/15/2022 [3]	184,051
450,000	5.50%, 3/1/2045, Call 03/1/2025 3 4	490,113
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023 [3]	1,645,789
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020 [3]	472,888
505,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	525,680
		6,881,409
	WYOMING – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019 [3]	562,545
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019 [3]	246,886
		809,431
	TOTAL MUNICIPAL BONDS
	(Cost $449,649,746)	484,996,614

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS – 1.2%
	UNITED STATES – 1.2%
8,184	BlackRock Long-Term Municipal Advantage Trust	$104,592
53,753	BlackRock MuniVest Fund, Inc.	578,920
31,817	BlackRock MuniYield Quality Fund, Inc.	530,071
87,593	Deutsche Municipal Income Trust	1,280,610
72,299	Dreyfus Municipal Income, Inc.	713,591
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,140,508
9,742	Dreyfus Strategic Municipals, Inc.	91,185
23,539	DTF Tax-Free Income, Inc.	383,450
18,220	Invesco Advantage Municipal Income Trust II	240,686
17,008	Invesco Municipal Opportunity Trust	249,167
23,118	Invesco Municipal Trust	322,265
11,819	Invesco Trust for Investment Grade Municipals	166,293
8,573	Neuberger Berman Intermediate Municipal Fund, Inc.	146,253
37,184	Pioneer Municipal High Income Advantage Trust	483,764
106,236	Pioneer Municipal High Income Trust	1,443,747
108,457	Western Asset Managed Municipals Fund, Inc.	1,657,223
8,828	Western Asset Municipal Partners Fund, Inc.	152,901
		9,685,226
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $8,732,071)	9,685,226

	OPEN-END MUTUAL FUNDS – 29.7%
	UNITED STATES – 29.7%
5,556,642	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	80,849,136
15,105,630	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	167,521,440
		248,370,576
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $245,751,598)	248,370,576

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	LIMITED PARTNERSHIPS – 8.7%
	UNITED STATES – 8.7%
690	Anchorage Illiquid Opportunities II LP*	$298,335
3,492	Mackay Municipal Credit Opportunities Fund LP	14,792,027
3,494	Mackay Municipal Opportunities Fund LP	57,883,853
		72,974,215
	TOTAL LIMITED PARTNERSHIPS
	(Cost $70,000,000)	72,974,215

	SHORT-TERM INVESTMENTS – 2.0%
16,676,169	JPMorgan Prime Money Market Fund - Agency Shares, 0.26%[6]	16,676,169

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,676,169)	16,676,169

	TOTAL INVESTMENTS – 99.7%
	(Cost $790,809,584)	832,702,800
	Other assets less liabilities – 0.3%	2,349,741

	TOTAL NET ASSETS – 100.0%	$835,052,541

*	Non-income producing security.

[1]	AMT eligible security.

[2]	Variable, floating, or step rate security.

[3]	Callable.

[4]	144A restricted security.

[5]	Security is in default.

[6]	The rate is the annualized seven-day yield at period end.

AMT – Alternative Minimum Tax

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Corp Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual Assurance Company

BHAC – Berkshire Hathaway Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Financial Statements.

25

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS – 96.7%
	ALTERNATIVE DIVERSIFIERS – 43.5%
1,150,460	Arbitrage Fund (The) - Institutional Class	$15,140,059
1,935,085	AQR Managed Futures Strategy Fund - R6 Class	19,641,115
1,361,960	ASG Managed Futures Strategy Fund - Y Class	14,572,969
814,970	Gateway Fund - Y Class	24,734,326
676,991	GMO SGM Major Markets Fund - Class III	23,803,012
976,934	Merger Fund (The) - Institutional Class	15,142,482
1,732,927	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	19,218,156
2,108,154	Vanguard Market Neutral Fund	24,496,744
		156,748,863
	CORE DIVERSIFIERS – 53.2%
1,480,315	FPA Crescent Fund	48,213,867
3,943,810	GMO Benchmark-Free Allocation Fund - Class IV1	99,936,157
2,587,349	JPMorgan Global Allocation Fund - Select Class	43,260,483
		191,410,507
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $343,082,785)	348,159,370

	SHORT-TERM INVESTMENTS – 2.8%
10,102,738	JPMorgan Prime Money Market Fund - Agency Shares 0.26%[2]	10,102,738

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,102,738)	10,102,738

	TOTAL INVESTMENTS – 99.5%
	(Cost $353,185,523)	358,262,108
	Other assets less liabilities – 0.5%	1,799,002

	TOTAL NET ASSETS – 100.0%	$360,061,110

[1]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SUMMARY OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	9.8%
Health Care	5.4%
Technology	5.1%
Consumer Staples	4.8%
Communications	3.3%
Consumer Discretionary	3.1%
Utilities	2.0%
Energy	1.3%
Materials	0.5%
Industrials	0.5%
Total Common Stock	35.8%
Open-End Mutual Fund	27.9%
Exchange-Traded Fund	32.6%
Preferred Stock	0.0%
Short-Term Investments	5.8%
Total Investments	102.1%
Liabilities in excess of other assets	(2.1%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bond
Airport	1.4%
Bond Bank	0.2%
Development	8.7%
Education	4.5%
Facilities	1.5%
General	10.2%
General Obligation	1.9%
Higher Education	0.3%
Housing	1.2%
Medical	11.4%
Mello-Roos	0.9%
Multifamily Hsg	0.5%
Nursing Homes	0.1%
Pollution	0.7%
Power	0.6%
School District	1.0%
Student Loan	0.3%
Transportation	3.1%
Utilities	0.5%
Water	1.6%
Other	7.5%
Total Municipal Bond	58.1%
Open-End Mutual Fund	29.7%
Closed-End Mutual Fund	1.2%
Limited Partnerships	8.7%
Short-Term Investments	2.0%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

28

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

As of August 31, 2016 (Unaudited)

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
ASSETS:
Investments, at value (cost $578,546,446, $790,809,584 and $353,185,523, respectively)	$602,750,767	$832,702,800	$358,262,108
Cash	670,633	—	—
Foreign currency, at value (cost $20,472, $0 and $0, respectively)	21,209	—	—
Receivables:
Investments sold	26,954	3,196,561	—
Fund shares sold	715,860	—	1,867,674
Dividends and interest	814,490	5,815,192	2,821
Other Assets	454	—	—
Other prepaid expenses	50,011	88,361	49,938
Total assets	605,050,378	841,802,914	360,182,541

LIABILITIES:
Payables:
Investments purchased	4,999,145	5,924,427	—
Return of securities lending collateral	9,171,464	—	—
Fund shares redeemed	225,047	474,694	—
Due to Adviser	120,250	187,389	27,168
Accrued fund accounting fees	74,164	69,346	23,098
Accrued administrative servicing fees	14,459	20,845	8,152
Accrued custody fees	61,852	5,159	2,291
Accrued fund administration fees	16,205	23,900	8,002
Accrued transfer agent fees and expenses	6,339	6,242	6,221
Accrued Trustees' fees	8,915	8,915	8,915
Accrued Chief Compliance Officer fees	1,224	1,224	1,224
Accrued other expenses	67,764	28,232	36,360
Total liabilities	14,766,828	6,750,373	121,431

NET ASSETS	$590,283,550	$835,052,541	$360,061,110

29

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of August 31, 2016 (Unaudited)

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$558,718,893	$789,660,653	$354,510,120
Accumulated net investment income	4,981,210	2,596,283	271,286
Accumulated net realized gain on investments	2,383,848	902,389	203,119
Net unrealized appreciation (depreciation) on:
Investments	24,204,321	41,893,216	5,076,585
Foreign currency	(4,722)	—	—
NET ASSETS	$590,283,550	$835,052,541	$360,061,110

ADVISOR SHARES:
Net assets applicable to outstanding shares	$590,283,550	$835,052,541	$360,061,110
Shares issued and outstanding	51,148,468	80,090,429	35,670,807
Net asset value per share	$11.54	$10.43	$10.09

See accompanying Notes to Financial Statements.

30

ASPIRIANT TRUST

STATEMENTS OF OPERATIONS

For the Periods Ended August 31, 2016 (Unaudited)

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $170,109, $0 and $0, respectively)	$5,951,680	$2,314,762	$611,151
Interest	68,420	9,873,339	21,941
Securities lending income	78,711	—	—
Miscellaneous income	124	—	—
Total investment income	6,098,935	12,188,101	633,092

EXPENSES:
Advisory fees	1,102,626	1,240,628	108,368
Administrative services fees	254,238	380,383	108,368
Fund accounting fees	116,838	103,135	30,017
Custody fees	82,234	8,208	—
Fund administration fees	73,163	119,241	36,702
Registration fees	55,308	55,349	26,313
Legal fees	35,947	47,344	32,391
Audit fees	35,524	48,011	18,890
Transfer agent fees and expenses	19,833	19,498	19,714
Trustees' fees and expenses	18,079	18,079	18,079
Chief Compliance Officer fees	7,890	7,890	7,890
Insurance fees	7,249	7,010	762
Shareholder reporting fees	3,688	2,885	2,492
Other expenses	33,525	6,870	6,787
Total expenses	1,846,142	2,064,531	416,773
Less: expenses waived	(178,135)	(266,493)	(75,856)
Net expenses	1,668,007	1,798,038	340,917
Net investment income	4,430,928	10,390,063	292,175

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,094,602	656,097	—
Foreign currency translations	11,631	—	—
Futures contracts	202,314	—	—
Written options	(941,221)	—	—
Capital gain distributions	—	—	191,634
Total net realized gain	12,367,326	656,097	191,634
Net change in unrealized appreciation (depreciation) on:
Investments	27,059,051	14,028,683	6,118,972
Foreign currency translations	2,289	—	—
Futures contracts	278,647	—	—
Written options	(135,884)	—	—
Total net change in unrealized appreciation	27,204,103	14,028,683	6,118,972
Net realized and unrealized gain	39,571,429	14,684,780	6,310,606
Net Increase in Net Assets from Operations	$44,002,357	$25,074,843	$6,602,781

See accompanying Notes to Financial Statements.

31

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Risk-Managed Global Equity Fund		Risk-Managed Municipal Bond Fund
	Period Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Period Ended August 31, 2016 (Unaudited)	Period Ended February 29, 2016*
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$4,430,928	$5,197,659	$10,390,063	$12,285,950
Net realized gain (loss) on investments and foreign currency	12,367,326	(7,613,346)	656,097	246,292
Net change in unrealized appreciation (depreciation) on investments and foreign currency	27,204,103	(30,336,632)	14,028,683	8,687,961
Net increase/(decrease) in net assets resulting from operations	44,002,357	(32,752,319)	25,074,843	21,220,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	—	(11,756)	(10,839,315)	(9,240,415)
From net realized gains:
Advisor Shares	—	(7,625,877)	—	—
Total distributions to shareholders	—	(7,637,633)	(10,839,315)	(9,240,415)

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	205,009,682	276,764,514	187,829,364	733,092,287 **
Shares issued for reinvestment of distributions	—	7,214,360	10,472,353	8,897,371
Shares redeemed	(40,382,356)	(163,685,376)	(55,756,664)	(75,697,486)
Net increase from capital share transactions	164,627,326	120,293,498	142,545,053	666,292,172

Total increase in net assets	208,629,683	79,903,546	156,780,581	678,271,960

NET ASSETS:
Beginning of period	381,653,867	301,750,321	678,271,960	—
End of period	$590,283,550	$381,653,867	$835,052,541	$678,271,960

Accumulated net investment income	$4,981,210	$4,736,618	$2,596,283	$3,045,535

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	18,383,286	24,958,430	18,171,429	72,861,033 **
Shares issued for reinvestment of distributions	—	652,293	1,017,876	879,971
Shares redeemed	(3,573,674)	(15,438,801)	(5,403,256)	(7,436,624)
Net increase	14,809,612	10,171,922	13,786,049	66,304,380

*	Commenced operations as of the close of business on July 1, 2015.

**	Includes paid-in capital and shares received via a non-taxable in-kind subscription merger.

See accompanying Notes to Financial Statements.

32

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	Period Ended August 31, 2016 (Unaudited)	Period Ended February 29, 2016*
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$292,175	$(29,243)
Net realized gain (loss) on investments and foreign currency	191,634	11,485
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,118,972	(1,042,387)
Net increase/(decrease) in net assets resulting from operations	6,602,781	(1,060,145)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	—	—
From net realized gains:
Advisor Shares	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	243,398,741	130,087,971
Shares issued for reinvestment of distributions	—	—
Shares redeemed	(17,669,546)	(1,298,692)
Net increase from capital share transactions	225,729,195	128,789,279

Total increase in net assets	232,331,976	127,729,134

NET ASSETS:
Beginning of period	127,729,134	—
End of period	$360,061,110	$127,729,134

Accumulated net investment income (loss)	$271,286	$(29,243)

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	24,380,442	13,203,069
Shares issued for reinvestment of distributions	—	—
Shares redeemed	(1,780,520)	(132,184)
Net increase	22,599,922	13,070,885

*	Commenced operations as of the close of business on December 14, 2015.

See accompanying Notes to Financial Statements.

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$10.50		$11.53	$11.00	$10.00

Income from Investment Operations:
Net investment income (loss)	0.08		0.15	0.04	—	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(0.99)	0.52	1.02
Total from investment operations	1.04		(0.84)	0.56	1.02

Less Distributions:
From net investment income	—		— (1)	(0.03)	(0.02)
From net realized gain	—		(0.19)	—	—
Total distributions	—		(0.19)	(0.03)	(0.02)

Net asset value, end of period	$11.54		$10.50	$11.53	$11.00

Total return	9.90	%(2)	(7.33)%	5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$590,284		$381,654	$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.73	%(3)	1.05%	1.81%	2.20	%(3)
Expense waiver	(0.07	)%(3)	(0.04)%	—%	—	%(3)
Total expenses after expense waiver	0.66	%(3)	1.01%	1.81%	2.20	%(3)
Net investment income (loss)	1.74	%(3)	1.40%	0.37%	(0.05	)%(3)
Portfolio turnover rate	68	%(2)	83%	101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2016 (Unaudited)		Period Ended February 29, 2016*
Net asset value, beginning of period	$10.23		$10.00

Income from Investment Operations:
Net investment income	0.14		0.20
Net realized and unrealized gain on investments	0.21		0.18
Total from investment operations	0.35		0.38

Less Distributions:
From net investment income	(0.15)		(0.15)
Total distributions	(0.15)		(0.15)

Net asset value, end of period	$10.43		$10.23

Total return	3.45	%(2)	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$835,053		$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.54	%(3)	0.61	%(3)
Expense waiver	(0.07	)%(3)	(0.07	)%(3)
Total expenses after expense waiver	0.47	%(3)	0.54	%(3)
Net investment income	2.73	%(3)	3.32	%(3)
Portfolio turnover rate	2	%(2)	—	%(2)

*	Commenced operations as of the close of business on July 1, 2015.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

35

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2016 (Unaudited)		Period Ended February 29, 2016*
Net asset value, beginning of period	$9.77		$10.00

Income from Investment Operations:
Net investment income (loss)	0.01		—	(1)
Net realized and unrealized gain (loss) on investments	0.31		(0.23)
Total from investment operations	0.32		(0.23)

Net asset value, end of period	$10.09		$9.77

Total return	3.28	%(2)	(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$360,061		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.38	%(3)	0.78	%(3)
Expense waiver	(0.07	)%(3)	(0.07	)%(3)
Total expenses after expense waiver	0.31	%(3)	0.71	%(3)
Net investment income (loss)	0.27	%(3)	(0.20	)%(3)
Portfolio turnover rate	—	%(2)	—	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Global Equity Fund (the “Global Equity Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Global Equity Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Global Equity Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Global Equity Fund - The investment objective of the Global Equity Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Global Equity Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities of companies of any market capitalization. The Global Equity Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Global Equity Fund also invests in securities that provide exposure to equity securities.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

37

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

38

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Funds’ derivative and hedging activities can be found in Note 8.

i.	Written Options

The Funds may write call options on a portion of their stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Funds may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Trust’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

During the six months ended August 31, 2016, the Municipal Bond Fund and Defensive Allocation Fund have not written any option contracts. The premium amount and the number of option contracts written by the Global Equity Fund during the six months ended August 31, 2016, were as follows:

	Number of Contracts	Premium Amount
Call options outstanding at March 1, 2016	11,311	$580,734
Put options outstanding at March 1, 2016	—	—
Call options written	24,696	1,510,437
Put options written	—	—
Call options closed	(36,007)	(2,091,171)
Put options closed	—	—
Options outstanding at August 31, 2016	—	$—

ii.	Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cash flows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock

39

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

During the six months ended August 31, 2016, the Municipal Bond Fund and Defensive Allocation Fund have not held or entered into any futures contracts. During the six months ended August 31, 2016, the Global Equity Fund entered into 120 futures contracts. The monthly average volume of futures contracts held by the Global Equity Fund was 38 contracts.

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

40

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Global Equity Fund‘s assets and liabilities:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$868,256	$—	$868,256
Belgium	—	692,762	—	692,762
Bermuda	6,797,281	1,066,630	—	7,863,911
Brazil	502,158	—	—	502,158
Canada	9,471,832	—	—	9,471,832
Cayman Islands	—	569,967	—	569,967
Chile	2,241,396	—	—	2,241,396
China	931,397	2,090,444	—	3,021,841
Colombia	1,546,374	—	—	1,546,374
Denmark	871,749	1,515,111	—	2,386,860
France	504,496	1,447,869	—	1,952,365
Germany	117,087	1,488,099	—	1,605,186
Guernsey	3,705,316	—	—	3,705,316
Hong Kong	1,922,901	3,617,988	—	5,540,889
India	1,241,362	—	—	1,241,362
Indonesia	175,284	—	—	175,284
Ireland	2,523,192	—	—	2,523,192
Israel	3,656,365	—	—	3,656,365
Italy	—	464,563	—	464,563
Japan	4,438,118	14,448,814	—	18,886,932
Jersey	800,239	—	—	800,239
Netherlands	547,409	—	—	547,409
New Zealand	—	150,664	—	150,664
Norway	—	135,986	—	135,986
Peru	81,465	—	—	81,465
Singapore	153,446	351,475	—	504,921
South Korea	905,747	—	—	905,747
Spain	—	36,296	—	36,296
Sweden	754,129	455,570	—	1,209,699
Switzerland	5,863,565	1,722,300	—	7,585,865
Taiwan	8,041,788	—	—	8,041,788
Thailand	188,163	—	—	188,163
United Kingdom	6,200,917	3,555,658	—	9,756,575
United States	112,459,673	—	—	112,459,673
Exchange Traded Funds	192,378,075	—	—	192,378,075

41

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Fund	$164,702,625	$—	$—	$164,702,625
Preferred Stock
Germany	—	281,185	—	281,185
Short-Term Investments	24,896,117	9,171,464	—	34,067,581
Total Assets	$558,619,666	$44,131,101	$—	$602,750,767

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Municipal Bond Fund’s assets. Assets valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$484,996,614	$—	$—	$484,996,614
Closed-End Mutual Funds	9,685,226	—	—	—	9,685,226
Open-End Mutual Funds	248,370,576	—	—	—	248,370,576
Limited Partnerships*	—	—	—	72,974,215	72,974,215
Short-Term Investments	16,676,169	—	—	—	16,676,169
Total Assets	$274,731,971	$484,996,614	$—	$72,974,215	$832,702,800

*

Consists of Municipal Bond Fund’s investment in Anchorage Illiquid Opportunity II LP (“Anchorage”). As of February 29, 2016, the Municipal Bond Fund’s investment in Anchorage was included in the above summary as a Level 2 investment.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Alternative Diversifiers	$156,748,863	$—	$—	$156,748,863
Core Diversifiers	191,410,507	—	—	191,410,507
Short-Term Investments	10,102,738	—	—	10,102,738
Total Assets	$358,262,108	$—	$—	$358,262,108

As of August 31, 2016, the Funds did not hold any Level 3 securities. For the six months ended August 31, 2016, there were no transfers among levels.

42

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2016.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The Funds receive cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments of cash collateral received from the borrower.

43

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending (Continued)

For the six months ended August 31, 2016, the Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Global Equity Fund’s securities on loan were appropriately collateralized at August 31, 2016. Cash collateral received as part of the Global Equity Fund’s securities lending program was invested in the following securities as of August 31, 2016:

Description	Value
Repurchase Agreement with HSBC Securities, Inc., 0.29% *	$600,000
Repurchase Agreement with Mizuho Securities USA, Inc., 0.35% *	1,000,000
Repurchase Agreement with Natixis, New York, 0.50% *	2,000,000
Repurchase Agreement with Nomura Securities, 0.34% *	200,000
Repurchase Agreement with RBC Capital Markets, 0.31% *	1,030,000
Repurchase Agreement with Deutsche Bank Securities, Inc., 0.34% *	3,563,938
Total	$8,393,938

*	The rate shown is the annualized 7-day yield as of August 31, 2016.

As of August 31, 2016 the Global Equity Fund held non-cash collateral in the amount of $777,526 which consisted of U.S. Treasury Securities.

The Global Equity Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended August 31, 2016, the Global Equity Fund paid $38,432 to JPM from securities lending revenue.

(g)	Distributions to Shareholders

The Municipal Bond Fund intends to pay dividends from net investment income at least quarterly. The Global Equity Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

44

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the period ended February 29, 2016, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection

45

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Global Equity Fund – Under the Administration Agreement, the Global Equity Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective August 1, 2015, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. For the period from August 1, 2015 to October 31, 2015, the Adviser voluntarily agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.05% of average daily net assets. Effective November 1, 2015 through the current period ended August 31, 2016, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the six months ended August 31, 2016, the Adviser voluntarily waived $178,135 under the Administration Agreement.

Effective August 5, 2016 under the Advisory Agreement, the Global Equity Fund pays the Adviser at an annual rate of 0.24% of average daily net assets. For the period from July 1, 2016 to August 4, 2016, the Global Equity Fund paid the adviser at an annual rate of 0.40% of average daily net assets under the Advisory Agreement. For the period from November 1, 2015 to June 30, 2016, the Global Equity Fund paid the adviser at an annual rate of 0.50% of average daily net assets under the Advisory Agreement. For the period from August 1, 2015 to October 31, 2015, the Global Equity Fund paid the adviser at an annual rate of 0.60% of average daily net assets under the Advisory Agreement. For the period from May 1, 2015 to July 31, 2015, the Global Equity Fund paid the Adviser at an annual rate of 0.75% of average daily net assets under the Advisory Agreement. Prior to May 1, 2015, the Global Equity Fund paid the Adviser at an annual rate of 0.95% of average daily net assets under the Advisory Agreement.

Municipal Bond Fund – Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective July 1, 2015, upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. Effective July 1, 2015 through the current period ended August 31, 2016, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Municipal Bond Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the period ended August 31, 2016, the Adviser voluntarily waived $266,493 under the Administration Agreement.

Effective August 5, 2016, under the Advisory Agreement, the Municipal Bond Fund pays the Adviser at an annual rate of 0.27% of average daily net assets. For the period from July 1, 2016 to August 4, 2016, under the Advisory Agreement, the Municipal Bond Fund paid the Adviser at an annual rate of 0.30% of average daily net assets. For the period from November 1, 2015 to June 30, 2016, under the Advisory Agreement, the Municipal Bond Fund paid the Adviser at an annual rate of 0.35% of average daily net assets. Prior to November 1, 2015, the Municipal Bond Fund paid the Adviser at an annual rate of 0.42% of average daily net assets under the Advisory Agreement.

Defensive Allocation Fund – Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective December 14, 2015, upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. Effective December 14, 2015 through the current period ended August 31, 2016, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average

46

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

daily net assets such that the Defensive Allocation Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the six months ended August 31, 2016, the Adviser voluntarily waived $75,856 under the Administration Agreement.

Under the Advisory Agreement, the Defensive Allocation Fund pays the Adviser at an annual rate of 0.10% of average daily net assets.

The Adviser, the Global Equity Fund and the Municipal Bond Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of each Fund (which excludes any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of each Fund) to the extent necessary to limit the annualized operating expenses for the Global Equity Fund’s Advisor Shares to 2.25% and the Municipal Bond Fund to 1.00% of each Fund’s average daily net asset value (the “Expense Limitation”). The Defensive Allocation Fund is not subject to an expense limitation and reimbursement agreement. In consideration of the Adviser’s agreement to limit each Fund’s expenses, each Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause each Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of August 31, 2016, there were no amounts waived or assumed that are subject for recoupment by Adviser by each Fund.

(b) Sub-Advisory Fees

Aperio Group, LLC (“Aperio”) and Equity Investment Corporation (“EIC”) serve as the sub-advisers for the quality strategy of the Global Equity Fund. Parametric Risk Advisors, LLC (“PRA”) served as the sub-adviser for the options overlay strategy of the Global Equity Fund until June 23, 2016. AQR Capital Management, LLC (“AQR”) served as the sub-adviser for the global equity strategy of the Global Equity Fund until August 11, 2016. Nuveen Asset Management, LLC and Wells Capital Management, Inc. (“WellsCap”) serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

47

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; supervising the maintenance of each individual fund’s general ledger, the preparation of the funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective August 3, 2016, each Trustee receives an annual retainer of $40,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Prior to August 3, 2016, the Trust compensated only Trustees that were not affiliated with the Adviser. For the period from July 1, 2015 to August 2, 2016 the annual retainer was $35,000. Prior to July 1, 2015, the annual retainer was $25,000. Also, effective August 3, 2016, the Chair of the Audit Committee is paid an additional $7,500 per year. Previously, the Chair of the Audit Committee was paid an additional $5,000 per year.

4.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2016, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, amounted to $524,740,779 and $316,244,780, respectively, for the Global Equity Fund, $238,736,831 and $13,251,538, respectively, for the Municipal Bond Fund, and $243,002,784, and $0, respectively, for the Defensive Allocation Fund.

5.	TRANSFER IN-KIND

On July 1, 2015, the Municipal Bond Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Municipal Bond Fund issued shares equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Municipal Bond Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The characteristics of the value received are presented as follows:

Fund	Paid-in-capital value received	Shares received	Character of value received	Value received
Municipal Bond Fund	$352,979,526	35,297,953	Investment securities at cost	$277,288,372
Total	$352,979,526	35,297,953	Net unrealized appreciation on investments	19,176,572
			Cash	54,792,719
			Receivables for sales on investments	344,032
			Payables for purchases on investments	(2,593,930)
			Other assets	3,971,761
			Total	$352,979,526

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

6.	COMMITMENTS

The Municipal Bond Fund has a commitment to invest up to $3,000,000 in a limited partnership that it obtained from the transfer in kind with the Private Fund. To date, the Municipal Bond Fund has invested $2,154,136, including investment by the Private Fund, and has a net outstanding commitment of $845,864 as of August 31, 2016.

7.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 29, 2016, the Global Equity Fund, Municipal Bond Fund and Defensive Allocation Fund had $8,864,905, $0 and $0, respectively, of post-October capital losses which were deferred until March 1, 2016 for tax purposes.

As of February 29, 2016 the Global Equity Fund, Municipal Bond Fund and Defensive Allocation Fund had $0, $0 and $69,914, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

At August 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$579,626,410	$790,809,584	$353,185,523

Gross unrealized appreciation	28,701,650	43,828,830	7,663,857
Gross unrealized depreciation	(5,577,293)	(1,935,614)	(2,587,272)

Net unrealized appreciation on investments	$23,124,357	$41,893,216	$5,076,585

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended February 29, 2016, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows.

Global Equity Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$664,729	$(4,186,336)	$3,521,607

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

Municipal Bond Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$—	$—

Defensive Allocation Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(8,354)	$8,354	$—

As of February 29, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Undistributed ordinary income	$705,603	$89,133	$49,025
Undistributed tax-exempt income	—	3,000,509	—
Undistributed long-term capital gains	—	202,185	11,485
Tax accumulated earnings	705,603	3,291,827	60,510
Accumulated capital and other losses	(8,956,711)	—	(69,914)
Unrealized appreciation/(depreciation) on investments	(4,017,799)	27,864,533	(1,042,387)
Unrealized depreciation on futures contracts and written options	(168,793)	—	—
Total accumulated earnings/(deficit)	$(12,437,700)	$31,156,360	$(1,051,791)

As of February 29, 2016 the Defensive Allocation Fund has not paid any distributions.

The tax character of the distributions paid by the Global Equity Fund during the years ended February 29, 2016 and 2015 is as follows:

	2016	2015
Distributions paid from:
Ordinary income	$11,756	$721,294
Net long term capital gains	7,625,877	—
Total taxable distributions	7,637,633	721,294
Total distributions paid	$7,637,633	$721,294

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the period ended February 29, 2016 is as follows:

2016
Distributions paid from:
Ordinary income	$—
Net long term capital gains	—
Total taxable distributions	—
Tax-exempt dividends	9,240,415
Total distributions paid	$9,240,415

8.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

During the six months ended August 31, 2016, the Municipal Bond Fund and Defensive Allocation Fund did not hold any derivative investments. During the six months ended August 31, 2016, Global Equity Fund held derivative contracts, however, there were no derivative investments held as of August 31, 2016.For the six months ended August 31, 2016, the effect of derivative contracts on the Global Equity Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Written Options	$(941,221)	$(135,884)
Equity price risk	Futures Contracts	202,314	278,647

9.	SUBSEQUENT EVENTS

Effective September 30, 2016, the Adviser terminated the investment sub-advisory agreement between the Adviser and EIC, a sub-adviser to Global Equity Fund.

Management has evaluated the events and transactions through the date the financial statements were issued and, aside from the event noted above, determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

51

ASPIRIANT TRUST

OTHER INFORMATION

August 31, 2016 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on April 28, 2016, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of AQR, PRA, and Aperio (collectively, the “Global Equity Fund’s Sub-Advisers”) with respect to the Aspiriant Risk-Managed Global Equity Fund (the “Global Equity Fund”) and (3) the proposed sub-advisory agreement between the Adviser and Wells Capital Management, Inc. (“WellsCap”; together with Global Equity Fund’s Sub-Advisers, the “Sub-Advisers”) with respect to the Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”).

After their initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers.

Prior to and at the April meeting at which the Trustees considered the Trust’s agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the fees of the Adviser and Sub-Advisers under the agreements. Representatives from the Adviser and Sub-Advisers provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The Board discussed the written materials, the Adviser’s and Sub-Advisers’ oral presentations, and any other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision and individual Trustees may have attributed different weight to the various factors.

Advisory Agreement for Aspiriant Trust and Sub-Advisory Agreements for Global Equity Fund

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser to each Fund and by each Global Equity Fund’s Sub-Adviser, as applicable, the Board reviewed, among other things, the Adviser’s and each Global Equity Fund’s Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Global Equity Fund’s Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Global Equity Fund’s Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Global Equity Fund’s Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Global Equity Fund’s Sub-Adviser, as applicable.

Performance

The Trustees reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board reviewed the specific performance of the various portfolio management strategies of the Adviser and the Global Equity Fund’s Sub-Advisers, noting any periods of outperformance or underperformance for each Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund.

52

ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2016 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that each Fund’s advisory fee was in the lowest 10% of funds in its respective peer group of funds selected from its Morningstar fund universe. The Board noted that the Adviser is responsible for paying the Global Equity Fund’s Sub-Advisers out of the advisory fee it receives from the Fund. The Board further noted that the Adviser has been lowering its advisory fee with respect to the Global Equity Fund and Municipal Bond Fund and that the Funds’ expense ratios have been decreasing. The Board concluded that each Fund’s advisory fee and the Global Equity Fund’s Sub-Advisers’ sub-advisory fees are fair and reasonable in light of the services that the Funds receive.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and of Global Equity Fund to Global Equity Fund’s Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the respective Fund. The Board noted that the Adviser reimburses to its separate account clients all net ordinary income that it receives from each Fund. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and Global Equity Fund’s Sub-Advisers is within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Global Equity Fund’s Sub-Advisers’ fee schedules include breakpoints and that the Adviser has been decreasing its fee with respect to the Global Equity Fund and Municipal Bond Fund, thereby reducing the amount that it retains after paying any sub-advisers.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Global Equity Fund’s Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board unanimously concluded that the Adviser’s and Global Equity Fund’s Sub-Advisers’ fees are fair and reasonable in light of the services provided and approved the continuation of the agreements.

Sub-Advisory Agreement for Municipal Bond Fund

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by WellsCap to the Municipal Bond Fund, the Board reviewed, among other things, the WellsCap’ personnel, experience, and compliance program. The Board considered the background and experience of WellsCap’ senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers who will be responsible for the day-to-day management of the Municipal Bond Fund. The Board also reviewed information pertaining to the WellsCap’ organizational structure, investment operations, and other relevant information, including information relating to the financial condition of WellsCap to determine whether adequate resources were available to continue to provide a high level of service to Municipal Bond Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Municipal Bond Fund by WellsCap.

53

ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2016 (Unaudited)

Performance

The Board reviewed the investment performance of WellsCap with respect to its comparable account composite and further reviewed its expertise in managing investment pools. The Board noted that the composite outperformed its comparative index over various periods. The Board concluded that, within the context of its full deliberations, the Municipal Bond Fund should be in a position to benefit from the expertise of the WellsCap in managing its Municipal Plus Fixed Income strategy.

Cost of Services

The Board reviewed the proposed sub-advisory fee and comparative fee information, noting that the proposed fee is lower than WellsCap’ standard fee to manage its comparable accounts. The Board noted that the Adviser would be responsible for paying WellsCap out of the advisory fee it receives from the Municipal Bond Fund. The Board concluded that the proposed fee is fair and reasonable in light of the services that the Municipal Bond Fund expects to receive.

Profitability

The Board reviewed information about the estimated profitability of the Municipal Bond Fund to WellsCap and considered whether the level of profitability was reasonable and justified in light of the quality of the services proposed to be rendered to the Municipal Bond Fund. The Board concluded that, within the context of its full deliberations, the expected profitability to WellsCap is within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that WellsCap’ fee schedule includes breakpoints.

Ancillary Benefits

The Board noted the potential benefits to be received by WellsCap as a result of its relationship with the Municipal Bond Fund (other than sub-advisory fees), including the intangible benefits of its association with the Municipal Bond Fund generally and any favorable publicity arising in connection with the Municipal Bond Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board unanimously: (i) concluded that the terms of the agreement are fair and reasonable; (ii) concluded that the fee to be paid to WellsCap is fair and reasonable in light of the services to be provided to the Fund; and (iii) agreed to approve the agreement for an initial term of two years.

54

ASPIRIANT TRUST

EXPENSE EXAMPLE

August 31, 2016 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016 to August 31, 2016.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

55

ASPIRIANT TRUST

EXPENSE EXAMPLE (Continued)

August 31, 2016 (Unaudited)

Risk-Managed Global Equity Fund	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2016 to August 31, 2016(1)
Actual	$1,000.00	$1,099	0.66%	$3.47
Hypothetical	$1,000.00	$1,022	0.66%	$3.34

Risk-Managed Municipal Bond Fund	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2016 to August 31, 2016(1)
Actual	$1,000.00	$1,035	0.47%	$2.42
Hypothetical	$1,000.00	$1,023	0.47%	$2.41

Defensive Allocation Fund	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2016 to August 31, 2016(1)
Actual	$1,000.00	$1,033	0.31%	$1.61
Hypothetical	$1,000.00	$1,023	0.31%	$1.60

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

Each a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics. Not applicable.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/8/2016

By	/s/ Doug Hendrickson
Title	Doug Hendrickson, Treasurer and Principal Financial Officer

Date	11/4/2016